CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
REVENUE
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	515,244	488,756	2,008,255	2,649,234
RESEARCH AND DEVELOPMENT	224,516	235,967	1,209,318	2,165,968
Loss from Operations	(739,760)	(724,723)	(3,217,573)	(4,815,202)
OTHER INCOME (EXPENSE)
Interest Expense	(404,884)	(294,965)	(2,333,982)	(35,390)
Gain on Sale of Asset				5,297
Change in Fair Value of Down-round Protection Derivative	40,545	28,600	(122,945)
Change in Fair Value of Conversion Feature Derivative	61,637	(1,735,309)	(1,390,292)
Total Other Income (Expense)	(302,702)	(2,001,674)	(3,847,219)	(30,093)
Net (Loss) from Continuing Operations			(7,064,792)	(4,845,295)
DISCONTINUED OPERATIONS
Write-down of Discontinued Operations Receivable			(130,000)	(70,000)
Net (Loss) from Discontinued Operations			(130,000)	(70,000)
Net (Loss)	$ (1,042,462)	$ (2,726,397)	$ (7,194,792)	$ (4,915,295)
Basic and Diluted (Loss) Per Share
Basic and Diluted (Loss) Per Share from Continuing Operations			$ (0.07)	$ (0.06)
Basic and Diluted (Loss) Per Share from Discontinued Operations
Basic and Diluted (Loss) Per Share	$ (0.01)	$ (0.03)	$ (0.07)	$ (0.06)
Basic and Diluted Weighted Average Shares Outstanding	104,460,121	97,206,888	99,599,545	89,477,725